Related Party Transactions - LNG Sale and Purchase Agreements (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) tbtu	Dec. 31, 2019 USD ($) tbtu	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Accounts receivable—affiliate | $	$ 50,000	$ 57,211	$ 21,060
Cheniere Marketing EOG SPA [Member] | Maximum
Related Party Transaction [Line Items]
SPA, Term of Agreement		7 years
CCL [Member] | Cheniere Marketing SPA and Cheniere Marketing Base SPA [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
Accounts receivable—affiliate | $		$ 57,200	$ 21,100
CCL [Member] | Cheniere Marketing Base SPA [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
SPA, Term of Agreement	20 years	20 years
CCL [Member] | Cheniere Marketing Base SPA [Member] | Cheniere Marketing [Member] | Maximum
Related Party Transaction [Line Items]
Contract Volumes | tbtu	150	150
CCL [Member] | Cheniere Marketing SPA [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
SPA, Term of Agreement	23 years	23 years
Contract Volumes | tbtu	15	15
CCL [Member] | Cheniere Marketing EOG SPA [Member] | Maximum
Related Party Transaction [Line Items]
SPA, Term of Agreement	7 years
CCL [Member] | Cheniere Marketing EOG SPA [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
Contract Volumes | tbtu	0.85	0.85
CCL [Member] | Cheniere Marketing Agreements [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
Accounts receivable—affiliate | $	$ 50,000	$ 57,000